Pay vs Performance Disclosure - USD ($)		5 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2025	Aug. 13, 2025	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO Named Executive Officers (“Non-PEO NEOs”) and our performance for the fiscal years listed below. Our compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year(1)	Summary Compensation Table Total for PEO RJ Tesi(1)	Compensation Actually Paid to PEO RJ Tesi(1)(2)(3)	Summary Compensation Table Total for PEO David Moss(1)	Compensation Actually Paid to PEO David Moss(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Total Shareholder Return(4)	Net Loss (dollars in millions)
2025	$2,849,504	$1,398,771	$1,845,179	$1,277,411	$1,035,732	$691,393	$(66.6)	$(46)
2024	$3,008,174	$1,935,558	$—	$—	$2,257,208	$1,231,194	$(58.5)	$(42)
2023	$1,694,818	$2,518,697	$—	$—	$869,728	$1,363,701	$77.6	$(30)

____________

(1)      Raymond J. Tesi, M.D., was our PEO during 2023, 2024 and from January 1, 2025 through August 13, 2025 at which point he retired. David Moss was our PEO from August 13, 2025 through December 31, 2025. Amounts reported for each PEO reflect total compensation for the full year. The individuals comprising the Non-PEO NEOs for 2023 and 2024 are David Moss and Mark Lowdell. During 2025 the individuals comprising the Non-PEO NEO’s are Mark Lowdell and Cory Ellspermann.

(2)      The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation earned, realized, or received by our Named Executive Officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)      Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for our PEO and Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO RJ Tesi ($)	Exclusion of Stock Awards and Option Awards for PEO RJ Tesi ($)	Inclusion of Equity Values for PEO RJ Tesi ($)	Compensation Actually Paid to PEO RJ Tesi ($)
2025	2,849,504	(2,363,396)	912,663	1,398,771
2024	3,008,174	(2,234,364)	1,161,748	1,935,558
2023	1,694,818	(1,194,318)	2,018,197	2,518,697
Year	Summary Compensation Table Total for PEO David Moss ($)	Exclusion of Stock Awards and Option Awards for PEO David Moss ($)	Inclusion of Equity Values for PEO David Moss ($)	Compensation Actually Paid to PEO David Moss ($)
2025	1,845,179	(1,428,911)	861,143	1,277,411
Year	Average Summary Compensation Table for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,035,732	(782,226)	437,887	691,393
2024	2,257,208	(1,883,840)	857,826	1,231,194
2023	869,728	(597,159)	1,091,132	1,363,701

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO RJ Tesi ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Year that are Unvested as of Last Day of Year for PEO RJ Tesi ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO RJ Tesi ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Grant in Prior Year that Vested During Year for PEO RJ Tesi ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO RJ Tesi ($)	Total – Inclusion of Equity Values for PEO RJ Tesi ($)
2025	—	(819,782)	1,582,169	150,276	—	912,663
2024	1,462,365	(409,142)	260,171	(151,646)	—	1,161,748
2023	1,466,856	415,824	—	135,517	—	2,018,197
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of the Last Day of Year for PEO David Moss ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Year that are Unvested as of Last Day of Year for PEO David Moss ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO David Moss ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Grant in Prior Year that Vested During Year for PEO David Moss ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO David Moss ($)	Total – Inclusion of Equity Values for PEO David Moss ($)
2025	1,049,660	(806,317)	469,757	148,043	—	861,143
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Equity Awards Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Inclusion of Equity Values for Non-PEO NEOs ($)
2025	629,748	(409,556)	179,254	38,441	—	437,887
2024	1,220,680	(233,433)	—	(129,421)	—	857,826
2023	733,428	276,026	—	81,678	—	1,091,132

(4)      The Company TSR assumes $100 was invested in the Company for the period starting December 31, 2022 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote				The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation earned, realized, or received by our Named Executive Officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total for PEO RJ Tesi ($)	Exclusion of Stock Awards and Option Awards for PEO RJ Tesi ($)	Inclusion of Equity Values for PEO RJ Tesi ($)	Compensation Actually Paid to PEO RJ Tesi ($)
2025	2,849,504	(2,363,396)	912,663	1,398,771
2024	3,008,174	(2,234,364)	1,161,748	1,935,558
2023	1,694,818	(1,194,318)	2,018,197	2,518,697
Year	Summary Compensation Table Total for PEO David Moss ($)	Exclusion of Stock Awards and Option Awards for PEO David Moss ($)	Inclusion of Equity Values for PEO David Moss ($)	Compensation Actually Paid to PEO David Moss ($)
2025	1,845,179	(1,428,911)	861,143	1,277,411
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO RJ Tesi ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Year that are Unvested as of Last Day of Year for PEO RJ Tesi ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO RJ Tesi ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Grant in Prior Year that Vested During Year for PEO RJ Tesi ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO RJ Tesi ($)	Total – Inclusion of Equity Values for PEO RJ Tesi ($)
2025	—	(819,782)	1,582,169	150,276	—	912,663
2024	1,462,365	(409,142)	260,171	(151,646)	—	1,161,748
2023	1,466,856	415,824	—	135,517	—	2,018,197
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of the Last Day of Year for PEO David Moss ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Year that are Unvested as of Last Day of Year for PEO David Moss ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO David Moss ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Grant in Prior Year that Vested During Year for PEO David Moss ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO David Moss ($)	Total – Inclusion of Equity Values for PEO David Moss ($)
2025	1,049,660	(806,317)	469,757	148,043	—	861,143
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Equity Awards Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Inclusion of Equity Values for Non-PEO NEOs ($)
2025	629,748	(409,556)	179,254	38,441	—	437,887
2024	1,220,680	(233,433)	—	(129,421)	—	857,826
2023	733,428	276,026	—	81,678	—	1,091,132

Non-PEO NEO Average Total Compensation Amount	[1]			$ 1,035,732		$ 2,257,208	$ 869,728
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]			$ 691,393		1,231,194	1,363,701
Adjustment to Non-PEO NEO Compensation Footnote
Year	Average Summary Compensation Table for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,035,732	(782,226)	437,887	691,393
2024	2,257,208	(1,883,840)	857,826	1,231,194
2023	869,728	(597,159)	1,091,132	1,363,701

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income (Loss)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income (loss) during the two most recently completed fiscal years.

Total Shareholder Return Amount	[3]			$ (66.6)		(58.5)	77.6
Net Income (Loss)				(46,000,000)		(42,000,000)	(30,000,000)
PEO Name		David Moss	Raymond J. Tesi, M.D
Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(782,226)		(1,883,840)	(597,159)
Average Inclusion of Equity Values for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				437,887		857,826	1,091,132
Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				629,748		1,220,680	733,428
Average Change in Fair Value from Last Day of Prior Year to Last Day of Equity Awards Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(409,556)		(233,433)	276,026
Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				179,254
Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				38,441		(129,421)	81,678
Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Total – Inclusion of Equity Values for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				437,887		857,826	1,091,132
RJ Tesi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]			2,849,504		3,008,174	1,694,818
PEO Actually Paid Compensation Amount	[1],[2]			1,398,771		1,935,558	2,518,697
RJ Tesi [Member] | Exclusion of Stock Awards and Option Awards for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,363,396)		(2,234,364)	(1,194,318)
RJ Tesi [Member] | Inclusion of Equity Values for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				912,663		1,161,748	2,018,197
RJ Tesi [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,462,365	1,466,856
RJ Tesi [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Year that are Unvested as of Last Day of Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(819,782)		(409,142)	415,824
RJ Tesi [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,582,169		260,171
RJ Tesi [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Grant in Prior Year that Vested During Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				150,276		(151,646)	135,517
RJ Tesi [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
David Moss [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,845,179	[1]
PEO Actually Paid Compensation Amount	[1],[2]			1,277,411
David Moss [Member] | Exclusion of Stock Awards and Option Awards for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,428,911)
David Moss [Member] | Inclusion of Equity Values for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				861,143
David Moss [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,049,660
David Moss [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Equity Awards Granted in Prior Year that are Unvested as of Last Day of Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(806,317)
David Moss [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				469,757
David Moss [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Grant in Prior Year that Vested During Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				148,043
David Moss [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	Raymond J. Tesi, M.D., was our PEO during 2023, 2024 and from January 1, 2025 through August 13, 2025 at which point he retired. David Moss was our PEO from August 13, 2025 through December 31, 2025. Amounts reported for each PEO reflect total compensation for the full year. The individuals comprising the Non-PEO NEOs for 2023 and 2024 are David Moss and Mark Lowdell. During 2025 the individuals comprising the Non-PEO NEO’s are Mark Lowdell and Cory Ellspermann.
[2]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation earned, realized, or received by our Named Executive Officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
[3]	The Company TSR assumes $100 was invested in the Company for the period starting December 31, 2022 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.